Environmental and legal matters	12 Months Ended
Dec. 31, 2014
Environmental Remediation Obligations [Abstract]
Environmental and legal matters
Environmental and legal matters

The company is regulated by federal, state and international environmental laws governing our use, transport and disposal of substances and control of emissions. In addition to governing our manufacturing and other operations, these laws often impact the development of our products, including, but not limited to, required compliance with air emissions standards applicable to internal combustion engines. We have made, and will continue to make, significant research and development and capital expenditures to comply with these emissions standards.

We are engaged in remedial activities at a number of locations, often with other companies, pursuant to federal and state laws.  When it is probable we will pay remedial costs at a site, and those costs can be reasonably estimated, the investigation, remediation, and operating and maintenance costs are accrued against our earnings.  Costs are accrued based on consideration of currently available data and information with respect to each individual site, including available technologies, current applicable laws and regulations, and prior remediation experience. Where no amount within a range of estimates is more likely, we accrue the minimum. Where multiple potentially responsible parties are involved, we consider our proportionate share of the probable costs. In formulating the estimate of probable costs, we do not consider amounts expected to be recovered from insurance companies or others.  We reassess these accrued amounts on a quarterly basis. The amount recorded for environmental remediation is not material and is included in Accrued expenses in Statement 3. There is no more than a remote chance that a material amount for remedial activities at any individual site, or at all the sites in the aggregate, will be required.

On January 8, 2015, the Company received a grand jury subpoena from the U.S. District Court for the Central District of Illinois. The subpoena requests documents and information from the Company relating to, among other things, financial information concerning U.S. and non-U.S. Caterpillar subsidiaries (including undistributed profits of non-U.S. subsidiaries and the movement of cash among U.S. and non-U.S. subsidiaries). The Company is cooperating with this investigation. The Company is unable to predict the outcome or reasonably estimate any potential loss; however, we currently believe that this matter will not have a material adverse effect on the Company’s consolidated results of operations, financial position or liquidity.

On September 12, 2014, the SEC notified the Company that it was conducting an informal investigation relating to Caterpillar SARL and related structures. The SEC asked the Company to preserve relevant documents and, on a voluntary basis, the Company made a presentation to the staff of the SEC on these topics. The Company is cooperating with the SEC regarding this investigation. The Company is unable to predict the outcome or reasonably estimate any potential loss; however, we currently believe that this matter will not have a material adverse effect on the Company’s consolidated results of operations, financial position or liquidity.

On September 10, 2014, the SEC issued to Caterpillar a subpoena seeking information concerning the Company’s accounting for the goodwill relating to its acquisition of Bucyrus International Inc. in 2011 and related matters. The Company is cooperating with the SEC regarding this subpoena and its ongoing investigation. The Company is unable to predict the outcome or reasonably estimate any potential loss; however, we currently believe that this matter will not have a material adverse effect on the Company's consolidated results of operations, financial position or liquidity.

On March 20, 2014, Brazil’s Administrative Council for Economic Defense (CADE) published a Technical Opinion which named 18 companies and over 100 individuals as defendants, including two subsidiaries of Caterpillar Inc., MGE - Equipamentos e Serviços Ferroviários Ltda. (MGE) and Caterpillar Brasil Ltda. The publication of the Technical Opinion opened CADE's official administrative investigation into allegations that the defendants participated in anticompetitive bid activity for the construction and maintenance of metro and train networks in Brazil. While companies cannot be held criminally liable for anticompetitive conduct in Brazil, criminal charges have been brought against two current employees of MGE and one former employee of MGE involving the same conduct alleged by CADE. The Company has responded to all requests for information from the authorities. The Company is unable to predict the outcome or reasonably estimate the potential loss; however, we currently believe that this matter will not have a material adverse effect on the Company's consolidated results of operations, financial position or liquidity.

On February 19, 2014, Progress Rail Services Corporation (Progress Rail), a wholly-owned subsidiary of Caterpillar Inc., received information from the California Air Resources Board (CARB) Enforcement Division indicating it was contemplating an enforcement proceeding with potential monetary sanctions in excess of $100,000 in connection with a notice of violation received by Progress Rail on March 15, 2013 alleging violations of air emissions regulations applicable to compression ignition mobile cargo handling equipment operating at California ports or intermodal rail yards. Despite uncertainty regarding the applicability of these regulations, Progress Rail, in coordination with CARB, implemented certain corrective action measures. On November 26, 2014, Progress Rail settled this matter with CARB and paid a civil penalty of $390,733 to resolve the alleged violations.

On October 24, 2013, Progress Rail received a grand jury subpoena from the U.S. District Court for the Central District of California. The subpoena requests documents and information from Progress Rail, United Industries Corporation, a wholly-owned subsidiary of Progress Rail, and Caterpillar Inc. relating to allegations that Progress Rail conducted improper or unnecessary railcar inspections and repairs and improperly disposed of parts, equipment, tools and other items. In connection with this subpoena, Progress Rail was informed by the U.S. Attorney for the Central District of California that it is a target of a criminal investigation into potential violations of environmental laws and alleged improper business practices. The Company is cooperating with the authorities and is currently in discussions regarding a potential resolution of the matter. Although the Company believes a loss is probable, we currently believe that this matter will not have a material adverse effect on the Company's consolidated results of operations, financial position or liquidity.

In addition, we are involved in other unresolved legal actions that arise in the normal course of business. The most prevalent of these unresolved actions involve disputes related to product design, manufacture and performance liability (including claimed asbestos and welding fumes exposure), contracts, employment issues, environmental matters or intellectual property rights.  The aggregate range of reasonably possible losses in excess of accrued liabilities, if any, associated with these unresolved legal actions is not material.  In some cases, we cannot reasonably estimate a range of loss because there is insufficient information regarding the matter.  However, there is no more than a remote chance that any liability arising from these matters would be material.  Although it is not possible to predict with certainty the outcome of these unresolved legal actions, we believe that these actions will not individually or in the aggregate have a material adverse effect on our consolidated results of operations, financial position or liquidity.